Fair Value Measurements (Details) - Backstop Subscription Agreement - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets:
Assets, Total	$ 44,894
Liabilities:
Financial Liabilities Fair Value Disclosure	163,340	$ 36,435
Pay to Play Convertible Notes [Member]
Liabilities:
Financial Liabilities Fair Value Disclosure	15,942	14,641
Two Thousand Twenty Three Convertible Notes [Member]
Liabilities:
Financial Liabilities Fair Value Disclosure	132,687	18,064
Warrant Liabilities [Member]
Liabilities:
Financial Liabilities Fair Value Disclosure	14,711	3,730
U.S. Government treasury securities
Assets:
Assets, Total	30,580
U.S. Money Market Funds held in Trust Account
Assets:
Assets, Total	9,247
Mutual funds
Assets:
Assets, Total	5,067
Level 1
Assets:
Assets, Total	44,894
Level 1 | U.S. Government treasury securities
Assets:
Assets, Total	30,580
Level 1 | U.S. Money Market Funds held in Trust Account
Assets:
Assets, Total	9,247
Level 1 | Mutual funds
Assets:
Assets, Total	5,067
Level 3
Liabilities:
Financial Liabilities Fair Value Disclosure	163,340	36,435
Level 3 | Pay to Play Convertible Notes [Member]
Liabilities:
Financial Liabilities Fair Value Disclosure	15,942	14,641
Level 3 | Two Thousand Twenty Three Convertible Notes [Member]
Liabilities:
Financial Liabilities Fair Value Disclosure	132,687	18,064
Level 3 | Warrant Liabilities [Member]
Liabilities:
Financial Liabilities Fair Value Disclosure	$ 14,711	$ 3,730